Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions

31. Provisions

The balances as of December 31, 2022 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2022	1,061	591	572	1,275	3,499
Arising during the year	90	27	2,373	82	2,572
Utilized	(49)	—	(114)	(265)	(428)
Unused amounts reversed	—	—	(63)	(68)	(131)
Exchange rate difference	—	36	2	2	40
At December 31, 2022	1,102	654	2,770	1,026	5,552

Current	—	—	—	—	—
Non-current	1,102	654	2,770	1,026	5,552

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2021	1,061	523	1,664	1,136	4,384
Arising during the year	65	23	4,235	139	4,462
Utilized	—	—	(745)	—	(745)
Unused amounts reversed	(65)	—	(4,631)	—	(4,696)
Exchange rate difference	—	45	49	—	94
At December 31, 2021	1,061	591	572	1,275	3,499

Current	—	—	—	—	—
Non-current	1,061	591	572	1,275	3,499

The warranty provision represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Such provisions are recognized on shipment of the goods to the customers. The warranty provision is estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.

The provision for legal proceeding and sundry risks represents management’s best estimate of the expenditures expected to be required to settle on otherwise resolve legal proceeding and disputes. As of December 31, 2022 the Group accrued EUR 1.4 million related to employment and personnel matters in the United States.

As of December 31, 2022 provision for legal and sundry risks also include accruals in connection with taxation related to personnel severance amounting to EUR 610 thousand and a provision for workers compensation insurance for overall EUR 538 thousand.